Offerings	Aug. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Floating Rate Notes due 2028
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offerings. The maximum aggregate amount of those offerings is $10,000,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2028
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.9997
Maximum Aggregate Offering Price	$ 999,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,058.57
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2030
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99862
Maximum Aggregate Offering Price	$ 1,248,275,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,386.78
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Senior Notes due 2031
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99977
Maximum Aggregate Offering Price	$ 1,499,655,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,102.36
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Senior Notes due 2033
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99889
Maximum Aggregate Offering Price	$ 1,248,612,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,433.39
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2036
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99832
Maximum Aggregate Offering Price	$ 1,497,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,801.99
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2038
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.9981
Maximum Aggregate Offering Price	$ 998,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,837.61
Offering Note	See Offering Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.000% Senior Notes due 2056
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99441
Maximum Aggregate Offering Price	$ 1,491,615,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 205,992.03
Offering Note	See Offering Note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.100% Senior Notes due 2066
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99843
Maximum Aggregate Offering Price	$ 499,215,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,941.59
Offering Note	See Offering Note 1.